UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2012

		Coupon
		Interest	Maturity	Face		Market
Debt Issuer		Rate	Date	Amount	Cost	Value

FIXED INCOME:
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	$3,000,000	$2,819,882	$-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	938,884	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	2,349,746	-
PEP BOYS MANNY MOE & JACK		7.500%	12/15/2014	30,000	30,450	30,375
STONE ENERGY CORP		6.750%	12/15/2014	405,000	408,431	403,988
ENTERGY CORP NEW		3.625%	9/15/2015	250,000	253,604	259,215
XEROX CORP MEDIUM TERM NOTE		7.200%	4/1/2016	500,000	562,359	584,629
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	251,707	264,628
HUMANA INC		6.450%	6/1/2016	250,000	276,310	286,345
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,536	257,061
TRANSOCEAN INC		5.050%	12/15/2016	250,000	252,991	276,788
AMBEV INTL FIN CO LTD		9.500%	7/24/2014	430,769	479,863	479,785
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	502,863	509,298

TOTAL INVESTMENTS IN FIXED INCOME				$9,615,769	$9,376,626	$3,352,112

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ALLIANCEBERNSTEIN GLOBAL BOND FUND A	59,031.88	$500,000	$507,674
BERWYN INCOME FUND	10,150.38	135,000	133,071
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	375,000
DOUBLELINE CORE FIXED INCOME I	45,085.66	500,000	511,722
DOUBLELINE EMERGING MARKETS FIXED INCOME I	23,496.24	250,000	256,814
DOUBLELINE TOTAL RETURN BOND FUND	226,010.04	2,500,000	2,544,873
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	687,541
FIDELITY SPARTAN US BOND INDEX ADVANTAGE	48,088.23	499,156	579,463
FIDELITY STRATEGIC INCOME	14,972.78	165,000	168,294
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	172,643
HARBOR BOND FUND INSTITUTIONAL CLASS	77,505.80	962,048	995,950
ISHARES BARCLAYS 3-7 YR TREASURY BOND	8,750.00	981,443	1,082,900
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	15,000.00	1,638,020	1,819,200
JANUS TRITON FUND T SHARES	2,916.88	31,006	51,220
JOHN HANCOCK PREFERRED INCOME FUND	5,000.00	112,075	117,150
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,767,999
LOOMIS SAYLES GLOBAL BOND INSTITUTIONAL	59,153.31	1,000,000	1,003,832
MANNING & NAPIER FUND PRO-B	3,804.54	50,753	51,019
METROPOLITAN WEST TOTAL RETURN BOND M	57,364.25	603,400	622,402
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	229,801
PIMCO CORPORATE INCOME FUND	12,500.00	153,358	220,875
PIMCO FUNDAMENTAL ADVANTAGE TOTAL RETURN STRAT I	248,756.22	1,000,000	1,047,264
PIMCO FDS INCOME FD INSTITUTIONAL	88,028.17	1,000,000	1,028,169
PIMCO ALL ASSET INSTITUTIONAL	81,168.83	1,000,000	995,942
PIMCO ALL ASSET ALL AUTHORITY INSTITUTIONAL	92,506.94	1,000,000	1,002,775
PIMCO GLOBAL ADVANTAGE STRATEGY BOND INSTL	42,955.33	500,000	493,557
PIMCO GLOBAL MULTI-ASSET FUND C	108,980.84	1,235,000	1,208,597
PIMCO INVEST MGMT SERIES R	171,411.82	2,000,000	2,144,362
PIMCO TOTAL RETURN FUND INSTITUTIONAL	122,128.55	1,249,375	1,400,815
POWERSHARES PREFERRED PORT	5,000.00	66,915	73,650
TCW TOTAL RETURN BOND I	85,422.27	850,000	856,785
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,318	422,250
TEMPLETON GLOBAL INCOME FUND	64,800.00	591,441	612,360
THIRD AVENUE FOCUSED CREDIT INVESTOR	65,634.33	750,000	652,405
USAA SHORT-TERM BOND	109,170.31	1,000,000	1,008,734
VANGUARD INTER-TERM INV-GRADE AD	186,831.27	1,650,552	1,941,177
TOTAL BOND MUTUAL FUNDS		27,264,454	28,788,286	26.29%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:

STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
INCOME FUND OF AMER INC CL A	5,963.03	100,000	105,307	0.10%

INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD TOTAL INTL STOCK INDEX INV SHARES	3,501.49	51,962	47,585	0.04%

Foreign Large Value
ISHARES INC MSCI CDA INDEX	5,000.00	126,202	131,450
OAKMARK INTERNATIONAL FUND	2,531.26	44,019	44,449
		170,220	175,899	0.16%

Diversified Emerging Markets
WESTERN ASSET EMRG MKT DEBT PORTFOLIO	15,000.00	284,411	315,300	0.29%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	20,000.00	255,572	262,800	0.24%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX	885.00	53,945	46,418	0.04%

TOTAL INTERNATIONAL EQUITIES		816,110	848,002	0.77%

SPECIALTY FUNDS
Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECH INDEX	500.00	45,278	66,905	0.06%

Utilities
SECTOR SPDR TR SBI INT-UTILITIES	48,000.00	1,591,774	1,820,160	1.66%

Large Cap Blend
T ROWE PRICE PERSONAL STRATEGY	4,370.83	90,476	105,381
WISDOMTREE LARGECAP DIVIDEND	1,500.00	63,692	80,235
YACKTMAN FUND INC	14,258.04	256,985	263,061
		411,154	448,676	0.41%

Financial
FRANKLIN INCOME FUND ADV	119,047.62	250,000	258,333
ISHARES TR US PFD STK INDEX	1,250.00	49,231	49,263
		299,231	307,596	0.28%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS
STOCK MUTUAL FUNDS (Continued):
Precious Metals
MARKET VECTORS JR GOLD MINERS ETF	30,000.00	852,848	576,600
MARKET VECTORS GOLD MINERS ETF	53,000.00	2,553,039	2,269,990
SPDR GOLD SHARES [3]	10,000.00	969,550	1,564,900
		4,375,437	4,411,490	4.03%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES	20,045.04	422,892	487,295	0.45%

Moderate Allocation
FPA CRESCENT FUND	18,462.15	525,303	510,109
OAKMARK EQUITY & INCOME FUND	8,920.47	263,600	249,862
SEQUOIA FD INC COM	740.54	108,371	114,584
		897,273	874,555	0.80%

World Allocation
IVY ASSET STRATEGY FD CL I	15,963.78	438,206	385,525
WELLS FARGO ADVANTAGE ASSET ALLOC ADM	40,217.43	510,000	506,337
WINTERGREEN FD INC COM [3]	7,005.79	102,985	100,603
		1,051,191	992,466	0.91%

TOTAL SPECIALTY FUNDS		9,094,229	9,409,143	8.59%

TOTAL STOCK MUTUAL FUNDS		10,010,339	10,362,453	9.46%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$37,274,793	$39,150,739	35.76%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP	[2,3]	$2,000,000	$2,873,671
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	2,760,302
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,500,000	2,493,179
LMC COMPASS FUND LP	[2,3]	1,500,000	2,162,990
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	1,000,000	1,083,900
PRIVET FUND LP	[2,3]	1,000,000	1,173,718
RIVERNORTH CAPITAL PARTNERS, LP	[2,3]	2,000,000	2,385,527
STARK INVESTMENTS LP	[2,3]	278,431	806,932
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	671,300	767,896
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
TOTAL LIMITED PARTNERSHIPS		13,685,298	16,508,115	15.08%

TOTAL OTHER INVESTMENTS		$13,685,298	$16,508,115	15.08%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	10,000.00	COMPANHIA DE BEBIDAS DAS A		$274,108	$385,500
	1,000.00	MCDONALDS CORP COM		95,695	89,360
	3,000.00	RENT A CTR INC NEW COM		102,990	106,680
				472,793	581,540	0.53%
Retailing	1,000.00	DOMINOS PIZZA INC COM		17,760	34,140
	10,000.00	LOWES COS INC COM		276,900	253,700
	1,500.00	PANERA BREAD CO CL A	[3]	219,504	236,235
	30,000.00	PEP BOYS MANNY MOE & JACK COM		276,762	272,100
				790,926	796,175	0.73%
Recreation	10,000.00	CEDAR FAIR L P DEPOSITORY UNITS		269,492	315,200	0.29%
TOTAL CONSUMER DISCRETIONARY				1,533,211	1,692,915	1.55%

CONSUMER STAPLES

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC COM		182,250	359,700
	3,500.00	GENERAL MILLS INC COM		122,082	135,450
	1,000.00	HERSHEY CO COMMON		61,460	71,740
	5,000.00	KRAFT FOODS INC CL A		170,574	198,550
	2,000.00	LORILLARD INC COM STK		258,466	257,280
	10,000.00	MOLSON COORS BREWING CL B		399,010	423,200
	10,000.00	NESTLE S A SPONSORED ADR	[3]	396,900	616,300
	5,000.00	PHILIP MORRIS INTL COM		217,001	457,200
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	185,080
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	153,600
				2,073,196	2,858,100	2.61%
Household & Personal Products	25,000.00	AVON PRODS INC COM		488,278	387,250
	6,500.00	PROCTER & GAMBLE CO COM		417,888	419,510
				906,166	806,760	0.74%
TOTAL CONSUMER STAPLES				2,979,361	3,664,860	3.35%

ENERGY	25,000.00	ATLANTIC POWER CORP.		351,696	344,500
	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	66,500
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	347,220
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	108,700
	1,500.00	CHEVRON CORP		160,305	164,370
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	104,130
	1,500.00	DEVON ENERGY CORP NEW COM		118,668	88,680
	500.00	ENCANA CORP COM		13,161	11,125

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

ENERGY (Continued)	4,000.00	ENERGY TRANSFER EQUITY LP		150,093	171,760
	4,000.00	ENSCO PLC CLASS-A SHARE		194,734	217,320
	17,440.00	ENTERPRISE PRODUCTS PARTNE		463,200	924,320
	3,004.00	EXXON MOBIL CORP COM		226,997	260,897
	8,000.00	KINDER MORGAN ENERGY PARTN		491,126	640,240
	5,000.00	KINDER MORGAN INC KANS COM		173,187	179,050
	205.00	KINDER MORGAN MANAGEMENT L	[3]	7,936	15,713
	360,847.00	KINDER MORGAN MGMT MGMT FR	[3]	4	-
	7,500.00	LINN ENERGY LLC		139,980	297,075
	7,500.00	MARKWEST ENERGY PARTNERS L		95,426	394,275
	10,000.00	MLP & STRATEGY EQUITY FD I		138,072	178,500
	2,000.00	OCCIDENTAL PETE CP DEL COM		177,627	174,060
	5,000.00	ONEOK INC COM		107,538	222,550
	1,500.00	PEABODY ENERGY CORP COM		90,350	31,320
	2,500.00	PENN WEST PETROLEUM LTD		45,428	34,025
	8,900.00	PETROLEO BRASILEIRO SA SPO		265,836	174,707
	5,000.00	PLAINS ALL AMERN PIPELINE		245,274	440,000
	6,000.00	SEADRILL LIMITED SHS		205,464	232,740
	5,000.00	TARGA RESOURCES PARTNERS L		134,173	189,850
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	160,875
	3,000.00	TRANSOCEAN INC NEW SHS		209,037	140,490
	5,000.00	VALERO ENERGY CORP COM STK		103,807	137,500
TOTAL ENERGY				4,990,505	6,452,493	5.89%

FINANCIALS
Banks	2,500.00	BANK N S HALIFAX COM		128,594	130,475	0.12%

Diversified Financials	4,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	331,206	381,780
	2,500.00	CME GROUP		138,071	130,275
	3,500.00	NYSE EURONEXT COM		95,848	89,180
				565,125	601,235	0.55%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM R		370,003	344,750
	2,000.00	VENTAS INC COM		91,107	134,500
				461,110	479,250	0.44%

Financial	1,500.00	AMERICAN EXPRESS CO		66,021	86,565
	5,000.00	ANNALY CAP MGMT INC COM		82,125	87,150
	5,000.00	GOLUB CAP BDC INC COM		72,524	76,900
	2,000.00	IBERIABANK CORP COM		115,213	93,640
	10,000.00	OAKTREE CAP GROUP LLC UNIT		355,942	362,600
	4,500.00	PROSPECT CAP CORP COM		55,070	49,860
				746,894	756,715	0.69%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

Sectors and	Shares				Market	Percent
Industries	Held	Company Name		Cost	Value	of Net
						Assets
COMMON STOCKS:

REITs	15,000.00	CORRECTIONS CP AM NEW COM		431,887	466,200	0.43%

TOTAL FINANCIALS				2,333,609	2,433,875	2.22%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	79,400
	50.00	LABORATORY CORP AMERICA HL	[3]	3,536	4,205
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	81,870
				129,194	165,475	0.15%

Pharmaceuticals & Biotechnology	3,000.00	ASTRAZENECA PLC SPONSORED		135,341	140,430
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	86,120
	500.00	IMMUNOGEN INC COM	[3]	5,722	8,070
	5,000.00	JOHNSON & JOHNSON COM		312,224	346,100
	3,000.00	LILLY ELI & CO COM		132,158	132,090
	27,500.00	PFIZER INC COM		503,831	661,100
	15,000.00	SANOFI SPONSORED ADR		515,822	609,600
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	26,160
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	40,890
				1,733,097	2,050,560	1.87%

TOTAL HEALTH CARE				1,862,291	2,216,035	2.02%

INDUSTRIALS
Capital Goods	500.00	NORTHROP GRUMMAN CORP COM		34,407	33,100	0.03%

Commercial Services & Supplies	1,000.00	STERICYCLE INC COM	[3]	85,105	92,850
	6,000.00	US ECOLOGY INC COM		122,962	117,000
	500.00	WASTE MGMT INC DEL COM STK		17,412	17,200
				225,479	227,050	0.21%

Transportation	2,000.00	NORFOLK SOUTHERN CORP COM		146,659	148,100	0.14%

TOTAL INDUSTRIALS				406,545	408,250	0.37%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM		692,087	839,895
	6,000.00	ORACLE CORP COM		151,859	181,200
				843,946	1,021,095	0.93%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Technology Hardware & Equipment	500.00	APPLE COMPUTER INC COM		281,190	305,380
	15,700.00	CISCO SYSTEMS INC COM		306,658	250,415
	10,000.00	HEWLETT PACKARD CO COM		254,968	182,400
	1,500.00	QUALCOMM INC COM		71,275	89,520
	50,000.00	XEROX CORP COM		377,835	346,500
				1,291,926	1,174,215	1.07%

Semiconductors &	11,500.00	INTEL CORP COM		241,047	295,550	0.27%
Semiconductor Equipment

TOTAL INFORMATION TECHNOLOGY				2,376,919	2,490,860	2.27%

MATERIALS	5,000.00	BROOKFIELD INFRASTRUCTURE		143,843	166,350
	4,000.00	MOSAIC CO		186,574	232,440
	7,500.00	NEWMONT MINING CORP COM		488,457	333,525
	2,000.00	POTASH CORPORATION		84,161	88,320
	4,000.00	RPM INTL INC COM		84,679	106,000
TOTAL MATERIALS				987,714	926,635	0.85%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPON		55,017	53,380
	3,000.00	AT&T INC COM		84,047	113,760
	2,500.00	BCE INC COM		99,660	106,350
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	87,230
	1,000.00	DISH NETWORK	[3]	31,333	30,760
	5,000.00	SINGAPORE TELECOMM LTD ADR		121,425	143,250
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	27,740
	3,000.00	TELECOM ARGENTINA SA		78,209	36,420
	12,000.00	TELEFONICA BRASIL S.A.		290,862	280,200
	19,000.00	TELEFONICA S A SPONSORED ADR		345,548	215,650
TOTAL TELECOMMUNICATION SERVICES				1,236,687	1,094,740	1.00%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050	84,480
	2,000.00	AMERIGAS PARTNERS LP COM		84,720	84,380
	12,500.00	COMPANHIA ENERGETICA SP ADR		174,849	237,625
	6,500.00	DOMINION RES INC VA COM		330,756	353,015
	19,187.33	DUKE ENERGY CORP COM		950,569	1,300,517
	2,500.00	ENERSIS		49,539	41,375
	1,000.00	ENTERGY CORP NEW COM		69,388	72,670
	3,000.00	FIRSTENERGY CORP COM		131,592	150,660
	2,000.00	INTEGRYS ENERGY GRP COM		104,066	121,080
	10,000.00	NATIONAL GRID PLC SPON ADR		496,411	519,000

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

UTILITIES (Continued)	6,000.00	ONEOK PARTNERS LP COM	155,009	348,840
	17,500.00	SOUTHERN CO COM	628,940	842,625
TOTAL UTILITIES			3,254,889	4,156,267	3.80%

TOTAL COMMON STOCKS			$21,961,732	$25,536,930	23.32%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued ) (Unaudited)
July 31, 2012

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
AVON PRODUCTS CALL OPTION, $20.00 EXP 10/20/12	[3]	250.00	$37,434	$5,000	0.005%

TOTAL INVESTMENT IN CALL OPTIONS			$37,434	$5,000	0.005%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
July 31, 2012

			Percent
		Market	of Net
Company Name	Cost	Value	Assets

Short-term Investments MFB NI Treasury Money Market Fund	$25,416,139	$25,416,139	23.21%

TOTAL INVESTMENTS - MARKET VALUE		$109,969,035	100.43%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		(472,521)	-0.43%

TOTAL NET ASSETS		$109,496,514	100.00%

1In default
[2]Market value determined by the Fund's Board of Directors
[3]Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2012

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
CALL OPTIONS:
ATLAS PIPELINE PARTNERS CALL OPTION, $41 EXP 8/18/12	[3]	(20.00)	$(2,369)	$(100)
AVON PRODUCTS CALL OPTION, $23 EXP 10/20/12	[3]	(250.00)	(14,246)	(2,500)
CME GROUP INC CALL OPTION, $60 EXP 12/22/12	[3]	(25.00)	(3,285)	(1,375)
DISH NETWORK CORP CALL OPTION, $35 EXP 9/22/12	[3]	(10.00)	(1,524)	(400)
LORILLARD INC CALL OPTION, $135 EXP 9/22/12	[3]	(20.00)	(5,569)	(3,000)
MKT VECTOR GOLD MINERS CALL OPTION, $52 EXP 9/22/12	[3]	(100.00)	(14,244)	(1,100)
NORFOLK SOUTHERN CALL OPTION, $75 EXP 9/22/12	[3]	(20.00)	(2,289)	(3,300)
NYSE EURONEXT CALL OPTION, $29 EXP 12/22/12	[3]	(30.00)	(1,153)	(840)
OCCIDENTAL PETROLEUM CALL OPTION, $100 EXP 1/19/13	[3]	(20.00)	(4,699)	(4,000)
PANERA BREAD CALL OPTION, $155 EXP 8/18/12	[3]	(15.00)	(6,577)	(8,100)
PEP BOYS MANNY CALL OPTION, $11 EXP 10/20/12	[3]	(150.00)	(5,936)	(750)
RENT A CENTER INC CALL OPTION, $40 EXP 9/22/12	[3]	(30.00)	(2,278)	(300)
VALERO ENERGY CALL OPTION, $25 EXP 9/22/12	[3]	(50.00)	(2,772)	(14,800)
XEROX CORP CALL OPTION, $8 EXP 10/20/12	[3]	(250.00)	(4,486)	(2,500)
TOTAL CALL OPTIONS			(71,427)	(43,065)	-0.04%

PUT OPTIONS:
APPLE INC PUT OPTION, $500 EXP 10/20/12	[3]	(5.00)	(12,884)	(1,790)
APPLE INC PUT OPTION, $545 EXP 1/19/13	[3]	(10.00)	(31,429)	(24,190)
AVON PRODUCTS PUT OPTION, $15 EXP 1/19/13	[3]	(100.00)	(8,344)	(17,500)
AVON PRODUCTS PUT OPTION, $15 EXP 10/20/12	[3]	(250.00)	(18,341)	(33,750)
AVON PRODUCTS PUT OPTION, $17.50 EXP 1/19/13	[3]	(100.00)	(15,344)	(31,000)
BANK OF AMERICA PUT OPTION, $5 EXP 8/18/12	[3]	(300.00)	(9,232)	(300)
CHEVRON CORP NEW PUT OPTION, $95 EXP 12/22/12	[3]	(20.00)	(7,269)	(3,900)
CISCO SYSTEMS PUT OPTION, $14 EXP 10/20/12	[3]	(100.00)	(4,644)	(2,400)
CISCO SYSTEMS PUT OPTION, $15 EXP 1/19/13	[3]	(250.00)	(20,611)	(22,750)
CONOCOPHILLIPS PUT OPTION, $50 EXP 1/19/13	[3]	(100.00)	(50,844)	(3,500)
CORRECTIONS CORP PUT OPTION, $20 EXP 9/22/12	[3]	(250.00)	(15,861)	(1,250)
COSTCO WHOLESALE PUT OPTION, $85 EXP 10/20/12	[3]	(20.00)	(3,503)	(1,320)
DELL INC PUT OPTION, $14 EXP 8/18/12	[3]	(75.00)	(3,183)	(15,300)
DELL INC PUT OPTION, $15 EXP 8/18/12	[3]	(75.00)	(4,611)	(23,250)
DELL INC PUT OPTION, $10 EXP 1/19/13	[3]	(250.00)	(23,971)	(11,250)
DISH NETWORK CORP PUT OPTION, $25 EXP 9/22/12	[3]	(10.00)	(984)	(200)
DOMINOS PIZZA PUT OPTION, $25 EXP 9/22/12	[3]	(100.00)	(3,847)	(1,000)
EBAY INC PUT OPTION, $35 EXP 10/20/12	[3]	(25.00)	(2,511)	(1,175)
EXXON MOBIL CORP PUT OPTION, $70 EXP 1/19/13	[3]	(30.00)	(11,053)	(3,240)
GOOGLE INC PUT OPTION, $525 EXP 1/19/13	[3]	(10.00)	(18,414)	(11,000)
GOOGLE INC PUT OPTION, $525 EXP 12/22/12	[3]	(10.00)	(22,634)	(8,200)

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2012

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

LIABILITIES:
PUT OPTIONS (continued):
HEWLETT PACKARD PUT OPTION, $20 EXP 1/19/13	[3]	(250.00)	(75,860)	(72,500)
JOHNSON & JOHNSON PUT OPTION, $55 EXP 1/19/13	[3]	(40.00)	(5,499)	(560)
JOHNSON & JOHNSON PUT OPTION, $57.50 EXP 10/20/12	[3]	(50.00)	(6,372)	(200)
JPMORGAN CHASE PUT OPTION, $31 EXP 12/22/12	[3]	(50.00)	(8,272)	(5,750)
LABORATORY CORP PUT OPTION, $80 EXP 8/18/12	[3]	(25.00)	(3,286)	(875)
LILLY ELI & CO PUT OPTION, $39 EXP 8/18/12	[3]	(50.00)	(5,427)	(250)
LULULEMON ATHL PUT OPTION, $55 EXP 9/22/12	[3]	(25.00)	(5,336)	(10,450)
OCCIDENTAL PETROLEUM PUT OPTION, $70 EXP 1/19/13	[3]	(20.00)	(4,484)	(4,760)
PENNEY J C INC PUT OPTION, $20 EXP 11/17/12	[3]	(250.00)	(25,541)	(46,250)
PEP BOYS MANNY PUT OPTION $7.50 EXP 10/20/12	[3]	(150.00)	(9,267)	(3,000)
PEP BOYS MANNY PUT OPTION, $ 9 EXP 10/20/12	[3]	(200.00)	(10,864)	(12,000)
SIEMENS A G PUT OPTION, $75 EXP 10/20/12	[3]	(20.00)	(6,239)	(2,500)
ST. JOE CO. PUT OPTION, $10 EXP 1/19/13	[3]	(162.00)	(20,721)	(1,620)
SYMANTEC CORP PUT OPTION, $14 EXP 10/20/12	[3]	(500.00)	(25,907)	(16,000)
TJX COMPANIES PUT OPTION, $35 EXP 1/19/13	[3]	(35.00)	(4,495)	(2,275)
VARIAN MED SYS PUT OPTION, $60 EXP 11/17/12	[3]	(20.00)	(4,494)	(10,600)
WELLS FARGO PUT OPTION, $22 EXP 1/19/13	[3]	(50.00)	(5,422)	(1,450)
XEROX CORP PUT OPTION, $7 EXP 10/20/12	[3]	(250.00)	(11,506)	(12,000)
XEROX CORP PUT OPTION, $5 EXP 1/19/13	[3]	(1,000.00)	(40,673)	(10,000)
TOTAL PUT OPTIONS			(569,179)	(431,305)	-0.39%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(640,606)	$(474,370)	-0.43%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2012

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2012

D. Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2007 and thereafter are subject to possible future examinations by tax authorities.

E. Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Fair Value Measurements – The Fund applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy:

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2012

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,352,112	$-	$-	$3,352,112
Mutual Funds
Bond Mutual Funds	28,788,286	-	-	28,788,286
Stock Mutual Funds	10,362,453	-	-	10,362,453
Other Investments
Limited Partnerships	-	-	16,508,115	16,508,115
Common Stocks
Common Stocks – Publicly Traded	25,541,930	-	-	25,541,930
Call Options	(43,065)	-	-	(43,065)
Put Options	(431,305)	-	-	(431,305)
Short-term Investments	25,416,139	-	-	25,416,139
Total Investments	$92,986,550	$-	$16,508,115	$109,494,665

The table below presents a reconciliation for the period ended July 31, 2012 for all Level 3 assets that are measured at fair value on a recurring basis.

			Realized &		Net
	Balance	Accrued	Unrealized	Net	Transfers	Balance
	as of	Discounts/	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2011	Premiums	Losses	Sales	Level 3	7/31/2012
Other Investments
Limited Partnerships	$16,414,126	-	$1,118,780	$(1,024,791)	$-	$16,508,115
Warrants	-	-	-	-	-	-
Total Investments	$16,414,126	$-	$1,118,780	$(1,024,791)	$-	$16,508,115

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2012

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2012, were as follows:

Gross appreciation (excess of value over tax cost)	$10,503,936
Gross depreciation (excess of tax cost over value)	(8,786,924)
Net unrealized appreciation	$1,717,012
Cost of investments for income tax purposes	$108,252,023

4.	CALL AND PUT OPTIONS WRITTEN

As of July 31, 2012, portfolio securities valued at $2,488,680 were held in escrow by the custodian as cover for call options written by the Company.

As of July 31, 2012, cash in the amount of $10,504,725 was held in escrow by the custodian as cover for put options written by the Company.

Transactions in options written during the nine months ended July 31, 2012 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2011	7,512	$937,313
Options written	8,857	1,151,126
Options terminated in closing purchase transactions	(735)	(115,558)
Options expired	(8,166)	(1,088,847)
Options exercised	(1,241)	(243,428)
Options outstanding at July 31, 2012	6,227	$640,606

5.	IMPAIRED SECURITIES

Selected securities at the end of the nine months have significant investment impairment issues. These selected securities have an aggregate cost basis of $6,844,080 and have been assigned no value at July 31, 2012.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 20, 2012

/s/ Paul H. Broyhill

Paul H. Broyhill

Chairman and

Chief Executive Officer

September 20, 2012